Note to Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Cash (used in)/generated from operations
Cash (used in)/generated from operations is as follows:

	Year ended December 31,
	2020	2019	2018
	US$ in millions
(Loss)/profit before income tax	$(1,507)	$2,033	$1,868
Adjustments for:
Interest income	(11)	(38)	(20)
Interest and other finance costs	261	265	203
Depreciation and amortization	684	706	655
Amortization of deferred financing costs	17	15	22
Amortization of deferred rent	9	13	15
Amortization of other assets	3	3	3
Loss on disposal of property and equipment, investment properties and intangible assets	39	16	131
Impairment loss on property and equipment	—	65	—
Loss on modification or early retirement of debt	—	—	81
Provision for expected credit losses, net	52	24	9
Equity-settled share-based compensation expense, net of amounts capitalized	9	13	13
Net foreign exchange gains	(18)	(34)	(5)
Changes in working capital:
Other assets	—	(5)	(1)
Inventories	2	(2)	1
Trade and other receivables and prepayments	216	(65)	(180)
Trade and other payables	(567)	(191)	260
Cash (used in)/generated from operations	$(811)	$2,818	$3,055